Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 45.2	$ 43.8	$ 39.1
Impairment charges for property, plant and equipment	$ 0	$ 0	$ 0